INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Credit)
The components of income tax expense are as follows:

(in thousands of $)	2020	2019	2018
Current tax expense	14,653	14,342	15,737
Deferred tax expense	2,114	3,620	1,728
Total income tax expense	16,767	17,962	17,465

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2020, 2019 and 2018 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% for all years as follows:

(In thousands of $)	2020	2019	2018
Effect of taxable income in various countries	15,590	18,023	16,342
Effect of change on uncertain tax positions	1,177	(61)	1,329
Effect of recognition of deferred tax asset	—	—	(206)
Total tax expense	16,767	17,962	17,465

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

(in thousands of $)	2020	2019
At January 1
Deferred tax assets	—	103
Deferred tax liabilities (note 23)	(10,643)	(7,126)
	(10,643)	(7,023)
Recognized in the year
Adjustment in respect of prior year	—	(1,537)
Recognition of deferred tax liability on fixed asset temporary differences	(2,114)	(2,083)
	(2,114)	(3,620)
At December 31
Deferred tax assets	—	—
Deferred tax liabilities (note 23)	(12,757)	(10,643)
	(12,757)	(10,643)